OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other liabilities [Abstract]
Payroll and social security payable	$ 107,999	$ 177,407
VAT liabilities	58,799	79,060
Other tax liabilities	38,153	36,203
Termination benefits	493	1,501
Related Parties (Note 26)	2,074	3,341
Asset retirement obligation (Note 19)	8,502	9,851
Others	24,914	43,853
Other liabilities – Current	$ 240,934	$ 351,216